                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Municipal High Income Fund, Inc. (1933 Act File No. 33-715; 1940 Act File No. 811-4427) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 25 ("Amendment No. 25") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 25 was filed electronically.


                                            WADDELL & REED ADVISORS
                                            MUNICIPAL HIGH INCOME FUND, INC.


Dated: December 21, 2000                    By: /s/Kristen A. Richards
                                                ----------------------
                                            Kristen A. Richards
                                            Vice President, Secretary and
                                              Associate General Counsel